RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, our company entered into the transactions below with related parties. The ultimate parent of our company is Brookfield. Other related parties of our company represent Brookfield’s subsidiary and operating entities.
Since inception, our partnership has had a management agreement, the Master Services Agreement, with the Service Providers which are wholly-owned subsidiaries of Brookfield.
For the periods prior to March 30, 2020, our company’s financial statements include general corporate expenses of the parent company which were not historically allocated to our company’s operations. These expenses relate to management fees payable to Brookfield. These allocated expenses have been included as appropriate in our company’s Consolidated Statements of Operating Results. Key decision makers of our company are employees of Brookfield. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect our company’s combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had our company been a standalone company during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
Subsequent to the special distribution on March 31, 2020, our company is no longer allocated general corporate expenses of the parent company as the functions which they relate to are now provided through the Master Services Agreement. The base management fee related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the interim condensed and consolidated financial statements.
Pursuant to the Master Services Agreement, on a quarterly basis, the partnership pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the combined market value of the partnership and our company. Our company reimburses the partnership for our proportionate share of the management fee. For purposes of calculating the base management fee, the market value of the partnership is equal to the aggregate value of all the outstanding units (assuming full conversion of Brookfield’s Redeemable Partnership Units in Brookfield Infrastructure into units), preferred units and securities of the other Service Recipients (including the exchangeable shares and the exchangeable units of Brookfield Infrastructure Partners Exchange L.P.) that are not held by Brookfield Infrastructure, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The amount attributable to our company is based on weighted average units and shares outstanding, after retroactively adjusting for the special distribution.
The Base Management Fee attributable to our company was $9 million and $18 million for the three and six-month periods ended June 30, 2021, respectively (2020: $7 million and $13 million, respectively).
Our company’s affiliates provide connection services in the normal course of operations on market terms to affiliates and associates of Brookfield Property Partners L.P. For the three and six-month periods ended June 30, 2021, revenues of less than $1 million were generated (2020: less than $1 million) and $nil expenses were incurred (2020: $nil).
As discussed in Note 1(b)(iii), Organization and Description of our Company in our unaudited interim financial statements, our company entered into two credit agreements with Brookfield Infrastructure, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility for purposes of providing our company and Brookfield Infrastructure with access to debt financing on an as-needed basis and to maximize our flexibility and facilitate the movement of cash within our group. We intend to use the liquidity provided by the credit facilities for working capital purposes and to fund growth capital investments and acquisitions. The determination of which of these sources of funding our company will access in any particular situation will be a matter of optimizing needs and opportunities at that time.
The credit facilities are available in U.S. or Canadian dollars, and advances will be made by way of LIBOR, base rate, CDOR, or prime rate loans. Both operating facilities bear interest at the benchmark rate plus an applicable spread, in each case subject to adjustment from time to time as the parties may agree. In addition, each credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of a borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest. As of June 30, 2021, $nil (December 31, 2020: $nil) was drawn on the credit facilities under the credit agreements with Brookfield Infrastructure.
Prior to the completion of the special distribution, BIPC Holdings Inc., a wholly owned subsidiary of our company, fully and unconditionally guaranteed (i) any unsecured debt securities issued by Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Limited and Brookfield Infrastructure Finance Pty Ltd., which we refer to collectively as the Brookfield Infrastructure Debt Issuers, in each case as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture dated October 10, 2012 among the Debt Issuers and Computershare Trust Company of Canada under which such securities are issued, (ii) the senior preferred shares of BIP Investment Corporation (“BIPIC”), as to the payment of dividends when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of BIPIC, (iii) from time to time, certain of the partnership’s preferred units, as to payment of distributions when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of the partnership, and (iv) the obligations of Brookfield Infrastructure under its bilateral credit facilities. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors.
As of June 30, 2021, our company had loans payable of $825 million (December 31, 2020: $1,143 million) to subsidiaries of Brookfield Infrastructure. The loans are payable within nine years and bear a weighted average interest of approximately 5% annually. Interest incurred during the three and six-month periods ended June 30, 2021 was $13 million and $26 million, respectively (2020: $13 million and $13 million, respectively). The carrying value of the loan approximates its fair value.
As at June 30, 2021, our company had accounts payable of $4 million (December 31, 2020: $2 million) to subsidiaries of Brookfield Infrastructure and accounts receivable of $21 million (December 31, 2020: $7 million) from subsidiaries of Brookfield Infrastructure.
On July 29, 2020, Brookfield completed a secondary offering of approximately 5 million exchangeable shares, inclusive of the over-allotment option, for net proceeds of approximately C$305 million. Subsequent to the offering, Brookfield holds approximately 19.3% of the issued and outstanding exchangeable shares of our company.